Income taxes - Movement in significant components of deferred income tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	$ 6,526	$ 7,796
Deferred tax liabilities	9,548	5,939
Deferred tax liability (asset)	(3,022)	1,857
Recognized in income	(767)	(1,333)
Recognized in income	3,267	3,348
Recognized in income	(4,034)	(4,681)
Exchange rate differences	56	63
Exchange rate differences	28	261
Exchange rate differences	28	(198)
Deferred tax assets	5,815	6,526
Deferred tax liabilities	12,843	9,548
Deferred tax liability (asset)	(7,028)	(3,022)
Deferred tax assets net by legal jurisdiction	1,459	1,729
Deferred tax liabilities net by legal jurisdiction	8,487	4,751
Stock-based compensation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	3,821	4,117
Recognized in income	333	(368)
Exchange rate differences	23	72
Deferred tax assets	4,177	3,821
Non-capital and capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	2,270	3,432
Recognized in income	(1,240)	(1,195)
Exchange rate differences	31	33
Deferred tax assets	1,061	2,270
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	435	247
Deferred tax liabilities	(16)	40
Recognized in income	140	230
Recognized in income	(101)	(9)
Exchange rate differences	2	(42)
Exchange rate differences	(3)	(47)
Deferred tax assets	577	435
Deferred tax liabilities	(120)	(16)
Fund management contracts
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	9,446	6,809
Recognized in income	4,477	2,360
Exchange rate differences	18	277
Deferred tax liabilities	13,941	9,446
Unrealized gains (losses)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	118	(910)
Recognized in income	(1,109)	997
Exchange rate differences	13	31
Deferred tax liabilities	$ (978)	$ 118